Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Accounting Estimates And Judgements [Abstract]
Critical accounting judgments and key sources of estimation uncertainty	Critical accounting judgments and key sources of estimation uncertainty
In applying the Entity’s accounting policies, which are described in Note 3, management of the Entity is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods. The following are the critical judgements, apart from those involving estimations, that management has made in the process of applying the Entity’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.
Valuation of investment properties
As described in Note 8, the Entity uses external appraisers in order to determine the fair value of its investment properties. Such appraisers use several valuation methodologies that include assumptions that are not directly observable in the market to estimate the fair value of its investment properties. Note 8 provides detailed information about the key assumptions used in the determination of the fair value of the investment properties.
In estimating the fair value of an asset or a liability, the Entity uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Entity engages third party qualified valuation experts. The valuation committee works closely with the qualified external valuation experts to establish the appropriate valuation techniques and inputs to the model. The Chief Financial Officer reports the valuation committee’s findings to the board of directors of the Entity every quarter to explain the cause of fluctuations in the fair value of the assets and liabilities. Information about the valuation techniques and inputs used in determining the fair value of various assets and liabilities are disclosed in Note 8 and 19.
The Entity’s management believes that the chosen valuation methodologies and assumptions used are appropriate in determining the fair value of the Entity’s investment properties.